Other payables and accruals (Tables)	12 Months Ended
Dec. 31, 2016
Other payables and accruals
Other payables and accruals
	2015	2016
	RMB	RMB

Accrued payroll	129,271	196,693
Accrued expenses	36,668	49,304
Advances from customers	637,914	786,078
Other payables	122,099	195,632
Other tax payables	177,619	281,220
Deferred revenue	43,365	37,956
Interest payable	1,469	50,210

	1,148,405	1,597,093